Teucrium AiLA Long-Short Agriculture Strategy ETF
Consolidated Schedule of Investments
July 31, 2024 (Unaudited)

TOTAL INVESTMENTS - 0.0% (Cost $0)	$-
Money Market Deposit Account - 95.4% (a)	2,525,352
Other Assets in Excess of Liabilities - 4.6%	120,592
TOTAL NET ASSETS - 100.0%	$2,645,944

Percentages are stated as a percent of net assets.

(a)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of July 31, 2024 was 5.24%.

Teucrium AiLA Long-Short Agriculture Strategy ETF
Consolidated Schedule of Futures Contracts
July 31, 2024 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional	Value / Unrealized Appreciation (Depreciation)

Cocoa Futures(a)	1	09/13/2024	$80,920	$2,866
Cocoa Futures(a)	1	12/13/2024	69,910	(11,423)
Coffee Futures(a)	1	12/18/2024	85,556	(397)
Coffee Futures(a)	1	03/19/2025	85,087	(472)
Coffee Futures(a)	1	05/19/2025	84,300	(641)
Cotton No. 2 Futures(a)	1	07/09/2025	36,440	(1,053)
Soybean Futures(a)	1	09/13/2024	50,725	(3,003)
Soybean Futures(a)	2	11/14/2024	102,250	(9,482)
Soybean Futures(a)	2	03/14/2025	105,450	(7,294)
Soybean Futures(a)	2	05/14/2025	106,850	(6,532)
Soybean Futures(a)	2	07/14/2025	107,900	(5,194)
Soybean Meal Futures(a)	2	09/13/2024	65,460	373
Soybean Meal Futures(a)	3	10/14/2024	94,230	(3,940)
Soybean Meal Futures(a)	3	12/13/2024	94,710	(2,880)
Soybean Meal Futures(a)	3	01/14/2025	94,980	(3,190)
Soybean Meal Futures(a)	3	03/14/2025	95,370	(1,780)
Soybean Meal Futures(a)	2	05/14/2025	64,020	(507)
Soybean Meal Futures(a)	2	07/14/2025	64,620	(2,377)
Soybean Meal Futures(a)	2	08/14/2025	64,720	603
Sugar No. 11 Futures(a)	4	09/30/2024	84,851	1,778
Sugar No. 11 Futures(a)	3	02/28/2025	64,882	1,020
Sugar No. 11 Futures(a)	3	04/30/2025	62,194	1,099
Sugar No. 11 Futures(a)	4	06/30/2025	80,909	1,118
				$(51,308)
				–
Description	Contracts Sold	Expiration Date	Notional	Value / Unrealized Appreciation (Depreciation)

Corn Futures(a)	(3)	09/13/2024	$57,413	$3,127
Corn Futures(a)	(5)	12/13/2024	99,938	3,658
Corn Futures(a)	(5)	03/14/2025	103,937	3,421
Corn Futures(a)	(4)	05/14/2025	85,400	2,599
Corn Futures(a)	(4)	07/14/2025	86,950	2,611
Cotton No. 2 Futures(a)	(3)	12/06/2024	103,485	1,330
Soybean Oil Futures(a)	(1)	09/13/2024	25,956	(333)
Soybean Oil Futures(a)	(1)	10/14/2024	25,614	(309)
Soybean Oil Futures(a)	(2)	01/14/2025	50,760	(547)
Soybean Oil Futures(a)	(2)	03/14/2025	50,832	(181)
Soybean Oil Futures(a)	(2)	05/14/2025	50,988	(163)
Soybean Oil Futures(a)	(1)	07/14/2025	25,530	(309)
Soybean Oil Futures(a)	(1)	08/14/2025	25,470	(339)
				$14,565
Total Unrealized Appreciation (Depreciation)				$(36,743)

(a) All securities are held by OAIA Cayman.

Summary of Fair Value Disclosure as of July 31, 2024 (Unaudited)

Teucrium AiLA Long-Short Agriculture Strategy ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2024:

	Level 1	Level 2	Level 3	Total
Assets:
Other Financial Instruments*:
Futures	$25,605	$–	$–	$25,605
Total Other Financial Instruments	$25,605	$–	$–	$25,605

Liabilities:
Other Financial Instruments*:
Futures	$(62,348)	$–	$–	$(62,348)
Total Other Financial Instruments	$(62,348)	$–	$–	$(62,348)

* The fair value of the Fund's investment represents the net unrealized appreciation (depreciation) as of July 31, 2024.